Leases - Summary of Amounts Recorded in Income Statement and Cash Flow Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Leases Recorded In Income Statement And Cash Flow Statements [Line Items]
Depreciation of right of use assets	$ 533	$ 975
Short term, low-value and variable lease costs	795	847	$ 834
Interest on lease liabilities	130	119	102
Principal lease payments	576	1,130	732
Lease interest payments	130	119	102
Continuing operation [member]
Disclosure Of Leases Recorded In Income Statement And Cash Flow Statements [Line Items]
Depreciation of right of use assets	$ 533	$ 964	$ 753